Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Nov. 07, 2022
Summary of Significant Accounting Policies [Line Items]
inventory (in Dollars)	$ 4,008,858
Percentage of customer product warrant	0.40%		0.40%
Contract liabilities (in Dollars)	$ 4,913,175		$ 530,817
Recognized tax benefit rate	50.00%		50.00%
Cash and restricted cash (in Dollars)	$ 44,386,823	$ 1,045,240	$ 18,997,493	2,065,448
Related Party [Member]
Summary of Significant Accounting Policies [Line Items]
Contract liabilities related party (in Dollars)	9,137,458		28,815,934
Related Party [Member]
Summary of Significant Accounting Policies [Line Items]
Contract liabilities related party (in Dollars)	$ 9,137,458		$ 28,815,934
One Supllier [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	18.00%		30.00%
One Supllier [Member] | Supplier Concentration Risk [Member] | Inventories [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	55.00%
One Supllier [Member] | Supplier Concentration Risk [Member] | Property, Plant and Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage		35.00%
One Supllier [Member] | Related Party [Member] | Supplier Concentration Risk [Member] | Inventories [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	100.00%
One Supllier [Member] | One Related Party Supplier [Member] | Supplier Concentration Risk [Member] | Inventories [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	50.00%
One Supllier [Member] | One Third Party Supplier [Member] | Supplier Concentration Risk [Member] | Inventories [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	27.00%
One Supllier [Member] | Two Third Party Suppliers [Member] | Supplier Concentration Risk [Member] | Property, Plant and Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	20.00%
Two Suppliers [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	16.00%		15.00%
Two Suppliers [Member] | Supplier Concentration Risk [Member] | Inventories [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	16.00%
Two Suppliers [Member] | Supplier Concentration Risk [Member] | Property, Plant and Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	17.00%
Two Suppliers [Member] | Four Third Party Supplier [Member] | Supplier Concentration Risk [Member] | Property, Plant and Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage		17.00%
Three Suppliers [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	14.00%		12.00%
Three Suppliers [Member] | Supplier Concentration Risk [Member] | Property, Plant and Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage		16.00%
Four Supplier [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage			11.00%
Four Supplier [Member] | Supplier Concentration Risk [Member] | Property, Plant and Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage		13.00%
One Customer [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	81.00%
One Customer [Member] | Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	47.00%		86.00%
One Customer [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage			30.00%
One Customer [Member] | Customer Concentration Risk [Member] | Revenue, Segment Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage			99.00%
Two Customer [Member] | Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	43.00%
Two Suppliers [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage			15.00%
Two Suppliers [Member] | Customer Concentration Risk [Member] | Inventories [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage			13.00%
Two Suppliers [Member] | One Related Party Supplier [Member] | Customer Concentration Risk [Member] | Inventories [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage			14.80%
Two Suppliers [Member] | Two Third Party Suppliers [Member] | Customer Concentration Risk [Member] | Property, Plant and Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage			13.00%
Three Suppliers [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage			12.00%
Three Suppliers [Member] | Customer Concentration Risk [Member] | Inventories [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage			10.00%
Four Suppliers [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage			11.00%
One Suppliers [Member] | Customer Concentration Risk [Member] | Inventories [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage			42.00%
One Suppliers [Member] | Related Party [Member] | Customer Concentration Risk [Member] | Inventories [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage			100.00%
One Suppliers [Member] | One Related Party Supplier [Member] | Customer Concentration Risk [Member] | Inventories [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage			64.50%
One Suppliers [Member] | Two Third Party Suppliers [Member] | Customer Concentration Risk [Member] | Property, Plant and Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage			58.00%